STOCKHOLDERS' DEFICIT (Narrative) (Details) (USD $)	3 Months Ended		10 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Nov. 23, 2011	Dec. 31, 2012 Warrant [Member]	Sep. 30, 2012 Warrant [Member]	Sep. 30, 2011 Warrant [Member]	Sep. 30, 2010 Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercisable at end of period								$ 0.0844
Outstanding, weighted average exercise price							$ 0.085	$ 0.0844	$ 0.17	$ 0.40
Warrants outstanding, weighted-average remaining life							3 years 8 months 9 days	3 years 10 months 2 days
Fair value of derivative liability							$ 1,750,000
Conversion price							$ 0.074
Shares issued, shares	83,682,624
Shares issued, price per share	$ 0.074
Balance at December 31, 2012 - Derivative warrant liability	484,368		1,104,499	1,104,499		1,750,000
Gain (loss) on change of fair value of derivative liability	$ 620,131	$ (287,396)	$ 645,501	$ 645,501	$ 0
Warrants issued							10,433,853	110,074,867	11,238,938
Warrants issued, conversion price							$ 0.080	$ 0.0816	$ 0.16